Subsequent Events	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2024
Restructuring Cost and Reserve [Line Items]
Subsequent Events		NOTE 5 — SUBSEQUENT EVENTS The Company evaluated the subsequent event through the date of this report and concluded that there are no material reportable subsequent event need to be disclosed.	NOTE 5 — SUBSEQUENT EVENTS The Company evaluated the subsequent event through the date of this report and concluded that there is no material reportable subsequent event need to be disclosed.
Alpha Time Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Subsequent Events

Note 9 - Subsequent Events

The Company has evaluated subsequent events through the financial statements were available for issuance and determined that there were no significant unrecognized events through that date other than those noted below.

On April 4, 2025, the Company entered into an extension letter to extend the timeline of the business combination from April 4, 2025 to May 4, 2025. On May 4, 2025, the Company entered into the extension letters to extend the timeline of the business combination from May 4, 2025 to June 4, 2025.

On April 17, 2025, the Company received a letter (the “Notice”) from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) stating that, for the last 30 consecutive business days, the Minimum Value of Listed Securities (MVLS) of the Company’s ordinary shares, $0.00001 par value per share, has been below the minimum of $50 million required for continued listing on the Nasdaq Global Market under Nasdaq Listing Rule 5450(b)(2)(A) (the “Minimum Market Value of Listed Securities Requirement”). The notice stated that the Company has been provided a compliance period of 180 calendar days from receipt of letters, or until October 14, 2025 (the “Compliance Period”) to regain compliance. In order to regain compliance, the MVLS of the Company’s securities must be at least $50 million for a minimum of ten consecutive business days. If the Company does not regain compliance within the 180-day period, the securities will be subject to delisting.

On April 30, 2025, Jichuan Yang resigned as chief financial officer and director of the Company, effective April 30, 2025. Mr. Yang’s resignation was due to personal reasons and was not the result of any disagreement with the Company on any matter relating to the Company’s operations, policies, or practices.

On May 6, 2025, Ms. Shan Yingxuan was appointed by the board of directors of the Company as chief financial officer and a director of the Company. Ms. Shan was appointed to serve as a Class III director with a term expiring on the Company’s third annual meeting of shareholders.

Subsequent to March 31, 2025, and through the date of this filing, the Company has borrowed an aggregate of $285,086 from HCYC to support its working capital needs.

Note 9 - Subsequent Events

The Company has evaluated subsequent events through the financial statements were available for issuance and determined that there were no significant unrecognized events through that date other than those noted below.

January 2, 2025, the Company entered into an extension letter to extend the timeline of the business combination from January 4, 2025 to February 4, 2025. On February 4, 2025, the Company entered into the extension letters to extend the timeline of the business combination from February 4, 2025 to March 4, 2025. On March 4, 2025, the Company entered into the extension letters to extend the timeline of the business combination from March 4, 2025 to April 4, 2025. On April 4, 2025, the Company entered into the extension letters to extend the timeline of the business combination from April 4, 2025 to May 4, 2025.

On March 17, 2025, Dajiang Guo resigned as chief executive officer and director of the Company, effective March 17, 2025. Mr. Guo’s resignation was due to personal reasons and was not the result of any disagreement with the Company on any matter relating to the Company’s operations, policies, or practices.

On March 18, 2025, Mr. Gan Kim Hai was appointed by the board of directors of the Company as chief executive officer and a director of the Company. Mr. Hai was appointed to serve as a Class II director with a term expiring on the Company’s second annual meeting of shareholders.

On April 14, 2025, the Company further amended and restated the promissory notes with Alphamade Holding LP to extend the maturity date to promptly after the date the business combination is consummated.

Subsequent to December 31, 2024, and through the date of this filing, the Company has borrowed an aggregate of $261,293 from HCYC to support its working capital needs.

HCYC Group Company Limited [Member]
Restructuring Cost and Reserve [Line Items]
Subsequent Events			NOTE 10 — SUBSEQUENT EVENTS The Company evaluated the subsequent event through the date of this report and concluded that there are no material reportable subsequent events need to be disclosed.		NOTE 11 — SUBSEQUENT EVENTS The Company evaluated the subsequent event through the date of this report, and concluded that there are no material reportable subsequent events need to be disclosed.